787 Seventh Avenue. New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

March 2, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                               Credit Suisse Opportunity Funds

Securities Act File No. 033-92982

Investment Company Act File No. 811-09054

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Opportunity Funds (the “Trust”) hereby certifies that the definitive forms of prospectus and statement of additional information for Credit Suisse High Income Fund, a series of the Trust, dated March 1, 2010, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 32 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on February 24, 2010.  The Amendment became effective on February 28, 2010.

If you have any questions or comments, please do not hesitate to call me at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

NEW YORK  WASHINGTON  PARIS  LONDON  MILAN  ROME  FRANKFURT  BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh